Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2018
Restricted Cash1 [Abstract]
Schedule of Restricted Cash

(in thousands of USD)	June 30, 2018	December 31, 2017

Restricted Cash	96,689	115